Marketable Securities and Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		$ 0
Fair value, assets, level 1 to level 2 transfers, amount	$ 0	0
Fair value, assets, level 2 to level 1 transfers, amount	0	0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset transfers into level 3	0	0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers out of level 3	$ 0	$ 0